Cover	Dec. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-12719
Entity Registrant Name	GOODRICH PETROLEUM CORPORATION
Entity Central Index Key	0000943861
Entity Tax Identification Number	76-0466193
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 Louisiana St.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	780-9494
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GDP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false